Note 4 - Loans and Leases - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable, Gross, Total	$ 609,559	$ 634,103
Pass [Member]
Loans and Leases Receivable, Gross, Total	461,187	426,998
Special Mention [Member]
Loans and Leases Receivable, Gross, Total	10,308	7,459
Substandard [Member]
Loans and Leases Receivable, Gross, Total	16,095	14,066
Doubtful [Member]
Loans and Leases Receivable, Gross, Total	0	0
Not Rated [Member]
Loans and Leases Receivable, Gross, Total	121,969	185,580
Residential 1 - 4 Family Real Estate [Member]
Loans and Leases Receivable, Gross, Total	112,196	111,061
Residential 1 - 4 Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	2,479	6,767
Residential 1 - 4 Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	0	0
Residential 1 - 4 Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	0	0
Residential 1 - 4 Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total	0	0
Residential 1 - 4 Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	109,717	104,294
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	404,964	374,832
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	380,936	356,163
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	10,080	6,964
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	13,823	11,536
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total	0	0
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	125	169
Commercial and Agriculture Loans [Member]
Loans and Leases Receivable, Gross, Total	86,834	141,280
Commercial and Agriculture Loans [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	77,772	64,068
Commercial and Agriculture Loans [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	228	495
Commercial and Agriculture Loans [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	2,272	2,530
Commercial and Agriculture Loans [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total	0	0
Commercial and Agriculture Loans [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	6,562	74,187
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	5,565	6,930
Consumer Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	0	0
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	0	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total	0	0
Consumer Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	$ 5,565	$ 6,930